Warrant Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2011
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Number of warrants Outstanding, beginning balance	252,308	250,646	250,646
Expiration of warrants	(1,662)
Number of warrants Outstanding, ending balance	250,646	250,646	250,646
Expiration of warrants	$ 191.69
Weighted- average Exercise Price of warrants	$ 95.21	$ 95.21	$ 95.21	$ 95.84